1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

November 6, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	FQF Trust (the “Registrant”)
File Nos. 333-173167 and 811-25540
Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of the Registrant, that the form of the Registrant’s Prospectuses and Statements of Additional Information do not differ from those contained in the Registrant’s Registration Statement, which was accepted on the EDGAR system on October 31, 2017 (SEC Accession No. 0001144204-17-055220).

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at (202) 261-3329 or Corey Rose of Dechert LLP at (202) 261-3314.

Sincerely,

By: /s/ Robert J. Rhatigan

Robert J. Rhatigan